Note 21 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 8,016	$ 3,658
Property plant and equipment and intangibles asset	327	130
Equity method investment loss	806	441
Other tax carry-overs	613	0
Reserves and allowances	85	0
Stock-based compensation	3,861	1,949
Total deferred tax assets	13,708	6,178
Book basis of intangible assets in excess of tax basis	3,650	0
Total deferred tax liabilities	3,650	0
Net deferred tax asset before valuation allowance	10,058	6,178
Less: valuation allowance	(10,058)	(6,178)
Net deferred tax asset	$ 0	$ 0